Schedule of Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Related Party Transactions Schedule Of Related Party Transactions 1	$ 539,706
Related Party Transactions Schedule Of Related Party Transactions 2	495,683
Related Party Transactions Schedule Of Related Party Transactions 3	472,649
Related Party Transactions Schedule Of Related Party Transactions 4	2,267
Related Party Transactions Schedule Of Related Party Transactions 5	4,692
Related Party Transactions Schedule Of Related Party Transactions 6	18,845
Related Party Transactions Schedule Of Related Party Transactions 7	400,000
Related Party Transactions Schedule Of Related Party Transactions 8	250,000
Related Party Transactions Schedule Of Related Party Transactions 9	$ 108,000
Related Party Transactions Schedule Of Related Party Transactions 10	0.31
Related Party Transactions Schedule Of Related Party Transactions 11	$ 0.15
Related Party Transactions Schedule Of Related Party Transactions 12	0.43